FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial assets, carrying value	$ 5,128	$ 4,452
Financial assets, fair value	5,128	4,452
Financial liabilities, carrying value	19,061	17,679
Financial liabilities, fair value	18,793	17,420
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	893	722
Financial liabilities, fair value	893	722
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	13,151	12,178
Financial liabilities, fair value	12,883	11,919
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	4,888	4,644
Financial liabilities, fair value	4,888	4,644
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	29	33
Financial liabilities, fair value	29	33
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	100	102
Financial liabilities, fair value	100	102
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial assets, carrying value	1,217	674
Financial assets, fair value	1,217	674
Accounts receivable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets, carrying value	2,312	2,268
Financial assets, fair value	2,312	2,268
Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets, carrying value	131	232
Financial assets, fair value	131	232
Due from Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial assets, carrying value	1,468	1,278
Financial assets, fair value	$ 1,468	$ 1,278